CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Cash flows from operating activities
Payments to suppliers and employees	$ (7,476)	$ (4,478)	$ (5,072)
Interest received	255	346	82
Interest paid	(404)	0	0
Other income received	10	0	0
Net cash outflow from operating activities	(7,615)	(4,132)	(4,990)
Cash flows from investing activities
Payments for property, plant and equipment	(58,308)	(23,384)	(4,478)
Payments for advanced royalties	(445)	(389)	0
Payments for security deposits and bonds	(306)	(656)	0
Payments for deferred consideration	0	(3,750)	(3,750)
Payments for exploration and evaluation assets	0	0	(347)
Net cash outflow from investing activities	(59,059)	(28,179)	(8,575)
Cash flows from financing activities
Proceeds from borrowings	81,880	0	0
Repayment of borrowings	(19,494)	0	0
Proceeds from issue of shares	0	22,798	51,033
Payments for share issue costs	(107)	(1,408)	(2,905)
Payments for borrowing costs	(6,143)	(1,314)	0
Net cash inflow from financing activities	56,136	20,076	48,128
Net increase/(decrease) in cash and cash equivalents	(10,538)	(12,235)	34,563
Net foreign exchange differences	(47)	56	(64)
Cash and cash equivalents at beginning of the year	22,623	34,802	303
Cash and cash equivalents at the end of the year	$ 12,038	$ 22,623	$ 34,802